Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 95.56%
Austria – 1.68%
280,777	Erste Group Bank AG	$8,983,528
Belgium – 1.65%
146,320	Anheuser-Busch InBev SA/NV	8,812,996
Brazil – 3.69%
1,551,800	Ambev SA(a)	4,241,336
929,953	Embraer SA Sponsored – ADR(a)	10,164,386
730,200	Telefonica Brasil SA	5,274,603
		19,680,325
China – 2.56%
1,242,000	Alibaba Group Holding Ltd.(a)	13,628,358
France – 16.68%
164,435	BNP Paribas SA	9,362,797
643,309	Carrefour SA	10,759,957
143,930	Danone SA	7,585,936
677,863	Engie SA	9,697,569
981,785	Orange SA	9,741,391
176,994	Publicis Groupe SA	11,306,789
105,304	Renault SA(a)	3,513,852
134,828	Sanofi	13,001,005
50,538	Societe BIC SA	3,459,475
167,175	TotalEnergies SE	10,494,111
		88,922,882
Germany – 8.68%
306,888	Fresenius & Co. KGaA	8,571,971
230,026	HeidelbergCement AG	13,034,442
185,440	Henkel AG & Co. KGaA	11,917,253
123,377	SAP SE	12,737,533
		46,261,199
Hong Kong – 0.66%
11,842,000	First Pacific Co. Ltd.	3,527,330
Italy – 6.17%
405,246	Buzzi Unicem SpA	7,809,144
740,013	Eni SpA	10,522,592
4,928,692	Intesa Sanpaolo SpA	10,919,081
16,264,983	Telecom Italia SpA(a)	3,628,307
		32,879,124
Shares		Value
Japan – 14.19%
333,700	Honda Motor Co. Ltd.	$7,611,366
1,654,300	Mitsubishi UFJ Financial Group, Inc.	11,106,005
302,799	MS&AD Insurance Group Holdings, Inc.	9,680,432
1,129,700	Nissan Motor Co. Ltd.	3,535,311
108,100	SoftBank Group Corp.	4,571,870
230,200	Sumitomo Mitsui Trust Holdings, Inc.	8,032,954
179,700	Taisho Pharmaceutical Holdings Co. Ltd.	7,904,395
742,983	Takeda Pharmaceutical Co. Ltd.	23,215,763
		75,658,096
Mexico – 3.57%
2,151,753	Cemex SAB de CV Sponsored – ADR(a)	8,714,600
8,772,148	Fibra Uno Administracion SA de CV	10,335,797
		19,050,397
Netherlands – 2.61%
1,098,749	Aegon NV	5,567,006
553,317	Koninklijke Philips NV	8,325,885
		13,892,891
Russia – 0.06%
1,013,133	Mobile TeleSystems PJSC(b)	324,223
South Korea – 5.55%
134,352	Hana Financial Group, Inc.	4,473,803
43,021	Hyundai Mobis Co. Ltd.	6,823,920
107,879	KT&G Corp.	7,797,228
23,433	POSCO Holdings, Inc.	5,128,357
122,096	Samsung Electronics Co. Ltd.	5,359,189
		29,582,497
Switzerland – 10.36%
2,524,871	Credit Suisse Group AG Registered	7,537,873

The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
143,048	Novartis AG Registered	$12,945,480
8,856	Swatch Group AG Bearer	2,517,059
186,895	Swatch Group AG Registered	9,717,979
95,833	Swiss Re AG	8,960,518
730,343	UBS Group AG Registered	13,574,320
		55,253,229
Taiwan – 1.17%
428,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,216,042
United Kingdom – 16.28%
2,869,675	Barclays Plc	5,460,454
730,626	GSK Plc	12,627,582
1,262,670	Haleon Plc(a)	4,995,901
150,038	Imperial Brands Plc	3,737,618
3,643,459	J Sainsbury Plc	9,556,130
2,457,439	Kingfisher Plc	6,982,140
3,588,578	Marks & Spencer Group Plc(a)	5,294,050
Shares		Value
9,020,750	Rolls-Royce Holdings Plc(a)	$10,075,952
334,131	Shell Plc	9,419,427
3,061,784	Tesco Plc	8,251,109
1,052,347	WPP Plc	10,397,177
		86,797,540
TOTAL COMMON STOCKS (Cost $583,561,402)		$509,470,657
PREFERRED STOCKS – 3.74%
Brazil – 1.57%
1,798,400	Petroleo Brasileiro SA, 18.87%(c)	$8,343,999
Russia – 0.14%
21,512,699	Surgutneftegas PJSC, 2.03%(b),(c)	758,280
Spain – 2.03%
1,286,611	Grifols SA – Class B(a)	10,837,469
TOTAL PREFERRED STOCKS (Cost $36,405,203)		$19,939,748

	Shares	Value
SHORT-TERM INVESTMENTS – 0.33%
Money Market Funds — 0.33%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.75%(d)	1,779,187	$1,779,187
TOTAL SHORT-TERM INVESTMENTS (Cost $1,779,187)		$1,779,187
Total Investments (Cost $621,745,792) – 99.63%		$531,189,592
Other Assets in Excess of Liabilities – 0.37%		1,965,528
TOTAL NET ASSETS – 100.00%		$533,155,120

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2022.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2022

COMMON STOCKS
Aerospace & Defense	3.80%
Auto Components	1.28%
Automobiles	2.75%
Banks	10.93%
Beverages	2.44%
Capital Markets	3.96%
Commercial Services & Supplies	0.65%
Construction Materials	5.54%
Diversified Telecommunication Services	3.50%
Equity Real Estate Investment Trusts	1.94%
Food & Staples Retailing	6.35%
Food Products	2.08%
Health Care Equipment & Supplies	1.56%
Health Care Providers & Services	1.61%
Household Products	2.24%
Insurance	4.55%
Internet & Direct Marketing Retail	2.56%
Media	4.07%
Metals & Mining	0.96%
Multi-Utilities	1.82%
Oil, Gas & Consumable Fuels	5.71%
Personal Products	0.94%
Pharmaceuticals	13.07%
Semiconductors & Semiconductor Equipment	1.17%
Software	2.39%
Specialty Retail	1.31%
Technology Hardware, Storage & Peripherals	1.01%
Textiles, Apparel & Luxury Goods	2.29%
Tobacco	2.16%
Wireless Telecommunication Services	0.92%
TOTAL COMMON STOCKS	95.56%
PREFERRED STOCKS
Biotechnology	2.03%
Oil, Gas & Consumable Fuels	1.71%
TOTAL PREFERRED STOCKS	3.74%
SHORT-TERM INVESTMENTS	0.33%
TOTAL INVESTMENTS	99.63%
Other Assets in Excess of Liabilities	0.37%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 101.14%
Austria – 2.63%
32,652	Erste Group Bank AG	$1,044,709
Brazil – 1.46%
168,020	Embraer SA(a)	457,051
11,308	Embraer SA Sponsored – ADR(a)	123,597
		580,648
China – 4.40%
73,000	Alibaba Group Holding Ltd.(a)	801,023
101,698	Gree Electric Appliances, Inc. of Zhuhai – Class A	473,390
604,000	Topsports International Holdings Ltd.	475,879
		1,750,292
France – 13.24%
29,021	Carrefour SA	485,404
22,483	Engie SA	321,644
26,700	Engie SA Registered Shares (Prime Fidelite 2019)(a)	381,973
838	Kering SA	426,482
14,597	Publicis Groupe SA	932,490
12,720	Sanofi	1,226,546
2,573	Schneider Electric SE	361,338
17,956	TotalEnergies SE	1,127,156
		5,263,033
Germany – 3.45%
13,297	HeidelbergCement AG	753,475
5,980	SAP SE	617,380
		1,370,855
Ireland – 0.93%
9,289	CRH Plc	369,654
Italy – 1.43%
40,041	Eni SpA	569,362
Japan – 1.00%
17,400	Honda Motor Co. Ltd.	396,877
Malaysia – 1.49%
582,600	Genting Berhad	592,448
Mexico – 1.82%
612,704	Fibra Uno Administracion SA de CV	721,919
Shares		Value
South Korea – 4.45%
2,362	Hyundai Mobis Co. Ltd.	$374,657
3,446	Hyundai Motor Co.	412,424
4,260	KT&G Corp.	307,902
15,353	Samsung Electronics Co. Ltd.	673,893
		1,768,876
Spain – 1.11%
27,833	Repsol SA	443,018
Switzerland – 3.03%
64,802	UBS Group AG Registered	1,204,425
Taiwan – 1.02%
28,000	Taiwan Semiconductor Manufacturing Co. Ltd.	406,657
United Kingdom – 13.36%
147,617	BP Plc	851,741
52,499	GSK Plc	907,352
37,769	Imperial Brands Plc	940,869
147,147	Kingfisher Plc	418,078
105,193	NatWest Group Plc	335,485
410,780	Rolls-Royce Holdings Plc(a)	458,831
13,377	Shell Plc – ADR	761,820
64,638	WPP Plc	638,623
		5,312,799
United States – 46.32%
3,966	Alphabet, Inc. - Class A(a)	349,920
7,287	Amdocs Ltd.	662,388
12,026	American International Group, Inc.	760,524
4,039	Applied Materials, Inc.	393,318
25,847	Bank of America Corp.	856,053
8,496	Bank of New York Mellon Corp.	386,738
9,757	Cardinal Health, Inc.	750,021
2,535	Cigna Corp.	839,947
18,012	Citigroup, Inc.	814,683
5,984	Cognizant Technology Solutions Corp. – Class A	342,225
20,379	Comcast Corp. – Class A	712,654
6,903	CVS Health Corp.	643,290
4,339	Emerson Electric Co.	416,804
2,851	FedEx Corp.	493,793
8,557	Fiserv, Inc.(a)	864,856
1,197	General Dynamics Corp.	296,988

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
18,479	Halliburton Co.	$727,149
2,373	HCA Healthcare, Inc.	569,425
2,923	JPMorgan Chase & Co.	391,974
1,674	Laboratory Corp. of America Holdings	394,193
2,157	McKesson Corp.	809,134
7,097	Merck & Co., Inc.	787,412
6,513	Micron Technology, Inc.	325,520
2,994	Mohawk Industries, Inc.(a)	306,047
11,359	Old Republic International Corp.	274,320
12,617	OneMain Holdings, Inc.	420,272
17,118	Pfizer, Inc.	877,126
4,199	PNC Financial Services Group, Inc.	663,190
6,565	State Street Corp.	509,247
6,950	Textron, Inc.	492,060
Shares		Value
9,572	Truist Financial Corp.	$411,883
21,107	Wells Fargo & Co.	871,508
		18,414,662
TOTAL COMMON STOCKS (Cost $34,841,526)		$40,210,234
PREFERRED STOCKS – 1.02%
South Korea – 0.25%
2,497	Samsung Electronics Co. Ltd., 2.861%(b)	$100,063
Spain – 0.77%
36,011	Grifols SA – ADR(a)	306,094
TOTAL PREFERRED STOCKS (Cost $651,993)		$406,157

Total Investments (Cost $35,493,519) – 102.16%	$40,616,391
Liabilities in Excess of Other Assets – (2.16)%	(859,983)
TOTAL NET ASSETS – 100.00%	$39,756,408

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2022

COMMON STOCKS
Aerospace & Defense	4.60%
Air Freight & Logistics	1.24%
Auto Components	0.94%
Automobiles	2.04%
Banks	13.56%
Capital Markets	5.28%
Construction Materials	2.83%
Consumer Finance	1.06%
Electrical Equipment	1.96%
Energy Equipment & Services	1.83%
Equity Real Estate Investment Trusts	1.82%
Food & Staples Retailing	1.22%
Health Care Providers & Services	10.07%
Hotels, Restaurants & Leisure	1.49%
Household Durables	1.96%
Insurance	2.60%
Interactive Media & Services	0.88%
Internet & Direct Marketing Retail	2.01%
IT Services	4.70%
Media	5.75%
Multi-Utilities	1.77%
Oil, Gas & Consumable Fuels	9.44%
Pharmaceuticals	9.55%
Semiconductors & Semiconductor Equipment	2.83%
Software	1.55%
Specialty Retail	2.25%
Technology Hardware, Storage & Peripherals	1.70%
Textiles, Apparel & Luxury Goods	1.07%
Tobacco	3.14%
TOTAL COMMON STOCKS	101.14%
PREFERRED STOCKS
Biotechnology	0.77%
Technology Hardware, Storage & Peripherals	0.25%
TOTAL PREFERRED STOCKS	1.02%
TOTAL INVESTMENTS	102.16%
Liabilities in Excess of Other Assets	(2.16)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 97.78%
Austria – 2.66%
534,725	Erste Group Bank AG	$17,108,656
Brazil – 6.76%
1,993,023	Embraer SA Sponsored – ADR(a)	21,783,742
1,032,161	Neoenergia SA	3,030,647
1,565,800	Sendas Distribuidora SA	5,786,206
382,900	Telefonica Brasil SA	2,765,880
4,292,900	TIM SA(a)	10,052,187
		43,418,662
Chile – 3.14%
2,102,284	Empresa Nacional de Telecomunicaciones SA	7,261,647
257,315,766	Enel Chile SA	11,827,576
471,422	Enel Chile SA Sponsored – ADR	1,060,700
		20,149,923
China – 28.77%
2,446,400	Alibaba Group Holding Ltd.(a)	26,844,135
13,317,395	China Education Group Holdings Ltd.	17,124,734
14,764,000	Chinasoft International Ltd.(a)	12,781,310
2,444,000	Galaxy Entertainment Group Ltd.	16,068,460
2,239,076	Gree Electric Appliances, Inc. of Zhuhai – Class A	10,422,597
1,722,146	Midea Group Co. Ltd. – Class A	12,837,800
2,629,500	Ping An Insurance Group Co. of China Ltd. – Class H	17,275,145
6,933,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	11,510,677
18,177,000	Topsports International Holdings Ltd.	14,321,279
Shares		Value
9,180,000	TravelSky Technology Ltd. – Class H	$19,293,192
5,048,000	Weichai Power Co. Ltd. – Class H	6,674,397
7,430,200	Wynn Macau Ltd.(a)	8,243,544
428,299	ZTO Express Cayman, Inc. – ADR	11,508,394
		184,905,664
Hong Kong – 2.84%
936,600	AIA Group Ltd.	10,343,241
4,427,920	First Pacific Co. Ltd.	1,318,927
2,225,200	Luk Fook Holdings International Ltd.	6,600,976
		18,263,144
India – 5.88%
825,661	HDFC Bank Ltd.	16,194,150
6,136,795	Indus Towers Ltd.	14,090,110
511,265	IndusInd Bank Ltd.	7,515,569
		37,799,829
Indonesia – 5.05%
37,180,111	Bank Rakyat Indonesia Persero Tbk PT	11,787,964
4,589,612	Gudang Garam Tbk PT	5,306,762
22,387,200	Indofood Sukses Makmur Tbk PT	9,677,498
41,409,715	XL Axiata Tbk PT	5,691,595
		32,463,819
Luxembourg – 1.02%
516,762	Millicom International Cellular SA – SDR(a)	6,547,179
Malaysia – 1.73%
10,936,100	Genting Berhad	11,120,961
Mexico – 8.27%
3,558,329	Cemex SAB de CV Sponsored – ADR(a)	14,411,232
18,397,729	Fibra Uno Administracion SA de CV	21,677,154
4,089,892	Kimberly-Clark de Mexico SAB de CV - Class A	6,940,842

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
6,943,199	PLA Administradora Industrial S de RL de CV	$9,980,192
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	158,211
		53,167,631
Panama – 2.96%
472,594	Banco Latinoamericano de Comercio Exterior SA – Class E	7,656,023
136,872	Copa Holdings SA – Class A(a)	11,383,644
		19,039,667
Philippines – 2.16%
7,573,384	Bank of the Philippine Islands	13,891,990
Russia – 0.69%
11,121,093	Detsky Mir PJSC(a),(b)	1,012,097
236,429	LUKOIL PJSC(b)	1,307,867
4,858,073	Mobile TeleSystems PJSC(b)	1,554,681
7,919,891	Sberbank of Russia PJSC(a),(b)	19,800
31,423,480	Sistema PJSFC(a),(b)	509,217
		4,403,662
South Korea – 13.13%
26,930	KT&G Corp.	1,946,434
21,688	LG H&H Co. Ltd.	12,482,956
77,734	POSCO Holdings, Inc.	17,012,236
602,552	Samsung Electronics Co. Ltd.	26,447,962
Shares		Value
478,373	Shinhan Financial Group Co. Ltd.	$13,317,660
221,339	SK Hynix, Inc.	13,205,981
		84,413,229
Taiwan – 9.52%
1,774,000	Accton Technology Corp.	13,471,405
622,000	Chailease Holding Co. Ltd.	4,382,107
1,964,000	Taiwan Semiconductor Manufacturing Co. Ltd.	28,524,082
573,000	Wiwynn Corp.	14,820,887
		61,198,481
Thailand – 3.20%
52,889,881	Jasmine Broadband Internet Infrastructure Fund - Class F	12,292,870
1,951,200	Kasikornbank PCL – Class F	8,295,038
		20,587,908
TOTAL COMMON STOCKS (Cost $812,179,928)		$628,480,405
PREFERRED STOCKS – 1.76%
Brazil – 1.76%
2,434,000	Petroleo Brasileiro SA, 18.871%(c)	$11,292,978
TOTAL PREFERRED STOCKS (Cost $8,137,859)		$11,292,978

Total Investments (Cost $820,317,787) – 99.54%	$639,773,383
Other Assets in Excess of Liabilities – 0.46%	2,959,582
TOTAL NET ASSETS – 100.00%	$642,732,965

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2022

COMMON STOCKS
Aerospace & Defense	3.39%
Air Freight & Logistics	1.79%
Airlines	1.77%
Banks	13.70%
Communications Equipment	2.10%
Construction Materials	2.24%
Diversified Consumer Services	2.66%
Diversified Financial Services	1.87%
Diversified Telecommunication Services	4.53%
Electric Utilities	2.48%
Equity Real Estate Investment Trusts	4.92%
Food & Staples Retailing	0.90%
Food Products	1.71%
Health Care Providers & Services	1.79%
Hotels, Restaurants & Leisure	5.51%
Household Durables	3.65%
Household Products	1.08%
Insurance	4.30%
Internet & Direct Marketing Retail	4.18%
IT Services	4.99%
Machinery	1.04%
Metals & Mining	2.65%
Oil, Gas & Consumable Fuels	0.21%
Personal Products	1.94%
Semiconductors & Semiconductor Equipment	6.49%
Specialty Retail	3.42%
Technology Hardware, Storage & Peripherals	6.42%
Tobacco	1.13%
Wireless Telecommunication Services	4.92%
TOTAL COMMON STOCKS	97.78%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	1.76%
TOTAL PREFERRED STOCKS	1.76%
TOTAL INVESTMENTS	99.54%
Other Assets in Excess of Liabilities	0.46%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 94.50%
Austria – 1.25%
244,689	Addiko Bank AG(a)	$3,313,381
Belgium – 1.00%
395,922	Ontex Group NV(a)	2,650,368
Brazil – 5.46%
5,334,840	Embraer SA(a)	14,511,937
Canada – 2.17%
788,759	Dorel Industries, Inc. – Class B	3,029,207
281,441	Heroux-Devtek, Inc.(a)	2,733,345
		5,762,552
Chile – 3.28%
189,835,830	Enel Chile SA	8,725,846
China – 1.37%
12,512,900	Boyaa Interactive International Ltd.(a)	649,254
207,504	China Yuchai International Ltd.	1,468,091
7,476,000	Weiqiao Textile Co. – Class H	1,528,239
		3,645,584
France – 2.89%
538,283	Elior Group SA(a),(b)	1,906,549
111,434	LISI	2,322,416
137,529	Vicat SA	3,451,021
		7,679,986
Germany – 0.59%
40,380	Draegerwerk AG & Co. KGaA	1,569,059
Greece – 0.98%
374,473	Sarantis SA	2,601,547
Hong Kong – 8.84%
2,059,500	Dickson Concepts International Ltd.	1,102,944
64,920,000	Emperor Watch & Jewellery Ltd.	1,494,068
15,975,000	First Pacific Co. Ltd.	4,758,411
9,710,020	PAX Global Technology Ltd.	8,357,949
Shares		Value
21,688,000	Pico Far East Holdings Ltd.	$3,580,855
3,002,500	Yue Yuen Industrial Holdings Ltd.	4,201,911
		23,496,138
Hungary – 1.62%
4,750,816	Magyar Telekom Telecommunications Plc	4,317,795
Ireland – 7.52%
1,932,342	AIB Group Plc	7,417,119
239,535	Avadel Pharmaceuticals Plc – ADR(a)	1,715,070
3,239,273	C&C Group Plc(a)	6,875,838
5,128,427	Greencore Group Plc(a)	3,977,308
		19,985,335
Israel – 1.01%
92,081	Taro Pharmaceutical Industries Ltd.(a)	2,674,032
Italy – 1.90%
262,861	Buzzi Unicem SpA	5,065,366
Japan – 15.13%
644,000	Concordia Financial Group Ltd.	2,688,974
378,900	Fuji Media Holdings, Inc.	3,081,929
67,200	Fukuda Denshi Co. Ltd.	2,338,361
341,900	Futaba Corp.	1,373,552
1,059,100	Hachijuni Bank Ltd.	4,399,483
1,045,700	Hyakugo Bank Ltd.	2,913,876
90,700	Kaken Pharmaceutical Co. Ltd.	2,673,925
181,000	Kissei Pharmaceutical Co. Ltd.	3,536,520
413,900	Koatsu Gas Kogyo Co. Ltd.	2,005,050
902,444	Komori Corp.	5,491,840
285,000	Nihon Parkerizing Co. Ltd.	2,020,419
190,100	Oita Bank Ltd.	2,952,163

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
45,200	Taisho Pharmaceutical Holdings Co. Ltd.	$1,988,195
143,300	Yodogawa Steel Works Ltd.	2,754,328
		40,218,615
Luxembourg – 1.97%
413,843	Millicom International Cellular SA(a)	5,226,837
Malaysia – 1.28%
3,360,400	Genting Berhad	3,417,203
Mexico – 6.21%
330,264	Cemex SAB de CV Sponsored – ADR(a)	1,337,569
23,997,426	Consorcio ARA SAB de CV	3,940,768
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	387,271
2,222,219	FIBRA Macquarie Mexico	3,243,266
6,230,777	Fibra Uno Administracion SA de CV	7,341,423
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	249,286
		16,499,583
Panama – 2.03%
333,628	Banco Latinoamericano de Comercio Exterior SA – Class E	5,404,774
Slovenia – 2.27%
426,357	Nova Ljubljanska Banka – GDR(b)	5,773,382
18,740	Nova Ljubljanska Banka – GDR	253,762
		6,027,144
South Korea – 2.28%
88,102	Binggrae Co. Ltd.	2,742,762
70,397	S-1 Corp.	3,308,525
		6,051,287
Shares		Value
Spain – 4.12%
1,219,817	Lar Espana Real Estate Socimi SA	$5,516,807
4,931,991	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,445,591
		10,962,398
Switzerland – 1.35%
46,162	Sulzer AG Registered	3,590,977
United Kingdom – 17.98%
974,997	Balfour Beatty Plc	3,979,368
2,779,021	De La Rue Plc(a)	2,603,868
4,771,346	ITV Plc	4,315,049
3,264,147	J Sainsbury Plc	8,561,264
895,584	LSL Property Services Plc	2,706,791
3,471,261	Marks & Spencer Group Plc(a)	5,120,978
5,822,783	Mitie Group Plc	5,219,596
6,387,713	Rolls-Royce Holdings Plc(a)	7,134,916
329,731	TechnipFMC Plc(a)	4,019,421
919,100	Yellow Cake Plc(a),(b)	4,130,339
		47,791,590
TOTAL COMMON STOCKS (Cost $288,232,405)		$251,189,334
PREFERRED STOCKS – 4.21%
Germany – 2.06%
122,632	Draegerwerk AG & Co. KGaA, 0.455%(d)	$5,466,016
Spain – 2.15%
672,774	Grifols SA – ADR(a)	5,718,579
TOTAL PREFERRED STOCKS (Cost $11,698,128)		$11,184,595
INVESTMENT COMPANIES – 0.59%
Canada – 0.59%
134,253	Sprott Physical Uranium Trust(a)	$1,569,590
TOTAL INVESTMENT COMPANIES (Cost $1,222,003)		$1,569,590

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.72%
Money Market Funds — 1.72%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.75%(e)	4,571,790	$4,571,790
TOTAL SHORT-TERM INVESTMENTS (Cost $4,571,790)		$4,571,790
Total Investments (Cost $305,724,326) – 101.02%		$268,515,309
Liabilities in Excess of Other Assets – (1.02)%		(2,722,021)
TOTAL NET ASSETS – 100.00%		$265,793,288

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,053,537 which represented 5.66% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of December 31, 2022.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2022

COMMON STOCKS
Aerospace & Defense	10.05%
Banks	11.18%
Beverages	2.59%
Chemicals	1.51%
Commercial Services & Supplies	4.19%
Construction & Engineering	1.50%
Construction Materials	3.70%
Diversified Financial Services	2.03%
Diversified Telecommunication Services	1.62%
Electric Utilities	3.28%
Electrical Equipment	0.52%
Electronic Equipment, Instruments & Components	3.14%
Energy Equipment & Services	1.51%
Entertainment	0.24%
Equity Real Estate Investment Trusts	6.05%
Food & Staples Retailing	5.15%
Food Products	4.32%
Health Care Equipment & Supplies	1.47%
Hotels, Restaurants & Leisure	2.00%
Household Durables	2.87%
Insurance	2.05%
Machinery	3.97%
Media	4.13%
Metals & Mining	1.04%
Personal Products	1.98%
Pharmaceuticals	4.73%
Real Estate Management & Development	1.02%
Specialty Retail	0.98%
Textiles, Apparel & Luxury Goods	2.16%
Trading Companies & Distributors	1.55%
Wireless Telecommunication Services	1.97%
TOTAL COMMON STOCKS	94.50%
PREFERRED STOCKS
Biotechnology	2.15%
Health Care Equipment & Supplies	2.06%
TOTAL PREFERRED STOCKS	4.21%
INVESTMENT COMPANIES
Trading Companies & Distributors	0.59%
TOTAL INVESTMENT COMPANIES	0.59%
SHORT-TERM INVESTMENTS	1.72%
TOTAL INVESTMENTS	101.02%
Liabilities in Excess of Other Assets	(1.02)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2022 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 89.38%
Aerospace & Defense – 15.03%
19,997	Embraer SA Sponsored – ADR(a)	$218,567
2,114	Moog, Inc. – Class A	185,525
1,910	National Presto Industries, Inc.	130,758
18,443	Park Aerospace Corp.	247,321
		782,171
Banks – 4.21%
1,382	ACNB Corp.	55,017
4,073	National Bankshares, Inc.	164,142
		219,159
Biotechnology – 3.40%
3,994	Eagle Pharmaceuticals, Inc.(a)	116,745
11,508	PDL BioPharma, Inc.(a),(b)	14,500
164	United Therapeutics Corp.(a)	45,607
		176,852
Chemicals – 1.48%
1,591	Scotts Miracle-Gro Co.	77,307
Commercial Services & Supplies – 2.98%
6,413	Healthcare Services Group, Inc.	76,956
5,930	Kimball International, Inc. – Class B	38,545
5,591	Steelcase, Inc. – Class A	39,528
		155,029
Communications Equipment – 5.25%
11,543	NETGEAR, Inc.(a)	209,044
23,027	Ribbon Communications, Inc.(a)	64,245
		273,289
Construction & Engineering – 2.01%
43,979	Orion Group Holdings, Inc.(a)	104,670
Construction Materials – 1.62%
8,777	Buzzi Unicem SpA – ADR	84,305
Electronic Equipment, Instruments & Components – 1.58%
23,377	Arlo Technologies, Inc.(a)	82,053
Shares		Value
Energy Equipment & Services – 4.56%
8,731	Dril-Quip, Inc.(a)	$237,221
Equity Real Estate Investment Trusts – 2.92%
6,086	Equity Commonwealth	151,967
Food & Staples Retailing – 1.22%
659	Ingles Markets, Inc. – Class A	63,567
Health Care Equipment & Supplies – 1.27%
1,354	Invacare Corp.(a)	569
4,499	LENSAR, Inc.(a)	13,317
521	Utah Medical Products, Inc.	52,376
		66,262
Health Care Providers & Services – 2.46%
5,184	Pediatrix Medical Group, Inc.(a)	77,034
1,463	Premier, Inc. – Class A	51,176
		128,210
Household Durables – 1.02%
13,857	Dorel Industries, Inc. – Class B	53,218
Insurance – 6.41%
19,337	Crawford & Co. – Class A	107,514
804	National Western Life Group, Inc. – Class A	225,924
		333,438
Machinery – 14.60%
5,015	Flowserve Corp.	153,860
22,252	Graham Corp.(a)	214,064
5,586	Hurco Companies, Inc.	145,962
4,246	Kennametal, Inc.	102,159
10,913	L.B. Foster Co. – Class A(a)	105,638
1,444	Miller Industries, Inc.	38,497
		760,180
Oil, Gas & Consumable Fuels – 3.91%
795	Chesapeake Energy Corp.	75,024
4,699	World Fuel Services Corp.	128,424
		203,448
Personal Products – 3.88%
5,240	Edgewell Personal Care Co.	201,950
Pharmaceuticals – 5.88%
5,584	Avadel Pharmaceuticals Plc – ADR(a)	39,981

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
9,358	Phibro Animal Health Corp. – Class A	$125,491
2,242	Prestige Consumer Healthcare, Inc.(a)	140,349
		305,821
Professional Services – 0.94%
441	Science Applications International Corp.	48,920
Software – 1.24%
6,925	SolarWinds Corp.(a)	64,818
Textiles, Apparel & Luxury Goods – 1.51%
12,332	Hanesbrands, Inc.	78,432
TOTAL COMMON STOCKS (Cost $4,531,657)		$4,652,287
Shares		Value
INVESTMENT COMPANIES – 1.95%
Trading Companies & Distributors – 1.95%
8,703	Sprott Physical Uranium Trust(a)	$101,749
TOTAL INVESTMENT COMPANIES (Cost $91,422)		$101,749

	Shares	Value
SHORT-TERM INVESTMENTS – 11.98%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.75%, (c)	623,399	$623,399
TOTAL SHORT-TERM INVESTMENTS (Cost $623,399)		$623,399
Total Investments (Cost $5,246,478) – 103.31%		$5,377,435
Liabilities in Excess of Other Assets – (3.31)%		(172,444)
TOTAL NET ASSETS – 100.00%		$5,204,991

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	The rate shown is the annualized seven day yield as of December 31, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2022

COMMON STOCKS
Brazil	4.20%
Canada	1.02%
Ireland	0.77%
Italy	1.62%
United States	81.77%
TOTAL COMMON STOCKS	89.38%
INVESTMENT COMPANIES
Canada	1.95%
TOTAL INVESTMENT COMPANIES	1.95%
SHORT-TERM INVESTMENTS	11.98%
TOTAL INVESTMENTS	103.31%
Liabilities in Excess of Other Assets	(3.31)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 97.23%
Aerospace & Defense – 3.58%
337	General Dynamics Corp.	$83,613
1,366	Textron, Inc.	96,713
		180,326
Air Freight & Logistics – 2.02%
586	FedEx Corp.	101,495
Banks – 13.17%
3,704	Bank of America Corp.	122,676
2,458	Citigroup, Inc.	111,175
718	JPMorgan Chase & Co.	96,284
690	PNC Financial Services Group, Inc.	108,979
2,396	Truist Financial Corp.	103,100
2,939	Wells Fargo & Co.	121,351
		663,565
Building Products – 0.72%
564	Johnson Controls International Plc	36,096
Capital Markets – 2.90%
1,399	Bank of New York Mellon Corp.	63,683
1,060	State Street Corp.	82,224
		145,907
Chemicals – 0.89%
765	Corteva, Inc.	44,967
Communications Equipment – 1.03%
1,084	Cisco Systems, Inc.	51,642
Consumer Finance – 1.32%
1,999	OneMain Holdings, Inc.	66,587
Diversified Financial Services – 1.51%
247	Berkshire Hathaway, Inc. – Class B(a)	76,298
Electrical Equipment – 2.23%
1,171	Emerson Electric Co.	112,486
Electronic Equipment, Instruments & Components – 1.88%
4,423	Flex Ltd.(a)	94,918
Energy Equipment & Services – 3.13%
4,013	Halliburton Co.	157,912
Food Products – 1.98%
1,016	Ingredion, Inc.	99,497
Shares		Value
Health Care Providers & Services – 13.23%
1,390	Cardinal Health, Inc.	$106,849
415	Cigna Corp.	137,506
1,233	CVS Health Corp.	114,903
409	HCA Healthcare, Inc.	98,144
308	Laboratory Corp. of America Holdings	72,528
364	McKesson Corp.	136,544
		666,474
Household Durables – 2.24%
711	Mohawk Industries, Inc.(a)	72,678
1,327	Taylor Morrison Home Corp.(a)	40,275
		112,953
Insurance – 6.97%
2,012	American International Group, Inc.	127,239
843	Loews Corp.	49,172
2,874	Old Republic International Corp.	69,407
431	Willis Towers Watson Plc	105,414
		351,232
Interactive Media & Services – 1.61%
913	Alphabet, Inc. – Class C(a)	81,010
IT Services – 7.31%
1,623	Amdocs Ltd.	147,531
1,648	Cognizant Technology Solutions Corp. – Class A	94,249
1,251	Fiserv, Inc.(a)	126,438
		368,218
Machinery – 0.87%
3,859	Gates Industrial Corp. Plc(a)	44,031
Media – 6.40%
3,845	Comcast Corp. – Class A	134,460
2,635	Fox Corp. – Class B	74,966
1,388	Omnicom Group, Inc.	113,219
		322,645
Oil, Gas & Consumable Fuels – 5.87%
1,151	Chevron Corp.	206,593
3,266	World Fuel Services Corp.	89,260
		295,853
Pharmaceuticals – 8.87%
538	Johnson & Johnson	95,038

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

Shares		Value
1,331	Merck & Co., Inc.	$147,674
2,464	Pfizer, Inc.	126,255
1,607	Sanofi – ADR	77,827
		446,794
Semiconductors & Semiconductor Equipment – 4.05%
823	Applied Materials, Inc.	80,144
1,537	Micron Technology, Inc.	76,819
522	Qorvo, Inc.(a)	47,314
		204,277
Shares		Value
Software – 1.69%
87	Microsoft Corp.	$20,865
1,266	Open Text Corp.	37,524
326	Oracle Corp.	26,647
		85,036
Specialty Retail – 1.76%
36	AutoZone, Inc.(a)	88,782
TOTAL COMMON STOCKS (Cost $5,222,047)		$4,899,001

	Shares	Value
SHORT-TERM INVESTMENTS – 2.19%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.75%, (b)	110,416	$110,416
TOTAL SHORT-TERM INVESTMENTS (Cost $110,416)		$110,416
Total Investments (Cost $5,332,463) – 99.42%		$5,009,417
Other Assets in Excess of Liabilities – 0.58%		29,395
TOTAL NET ASSETS – 100.00%		$5,038,812

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of December 31, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2022

COMMON STOCKS
Canada	0.75%
France	1.55%
Ireland	2.81%
Singapore	1.88%
United Kingdom	0.87%
United States	89.37%
TOTAL COMMON STOCKS	97.23%
SHORT-TERM INVESTMENTS	2.19%
TOTAL INVESTMENTS	99.42%
Other Assets in Excess of Liabilities	0.58%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Home Construction – 0.00%
Urbi Desarrollos Urbanos SAB de CV	1,564	$ 483
TOTAL COMMON STOCKS (Cost $292,050)		$483

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.80%
Federal Home Loan Mortgage Corporation – 1.51%
Pool A9-3505 4.500%, 8/1/2040	$39,140	$ 38,884
Pool G0-6018 6.500%, 4/1/2039	12,326	12,864
Pool G1-8578 3.000%, 12/1/2030	502,300	480,288
Pool SD-8001 3.500%, 7/1/2049	166,676	153,552
Pool SD-8003 4.000%, 7/1/2049	192,514	183,355
		868,943
Federal National Mortgage Association – 3.29%
Pool 934124 5.500%, 7/1/2038	30,552	31,705
Pool AL9865 3.000%, 2/1/2047	647,366	579,751
Pool AS6201 3.500%, 11/1/2045	210,947	196,479
Pool BJ2553 3.500%, 12/1/2047	183,532	170,432
Pool BN6683 3.500%, 6/1/2049	337,408	310,842
Pool CA1624 3.000%, 4/1/2033	415,491	390,627
Pool MA0918 4.000%, 12/1/2041	82,537	79,361
Pool MA3687 4.000%, 6/1/2049	133,268	127,004
		1,886,201
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,964,040)		$2,755,144
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 4.480%, 10/25/2036(a)	$ 302	$ 266
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $298)		$266
US GOVERNMENTS – 53.24%
Sovereign Government – 53.24%
United States Treasury Note
2.375%, 8/15/2024	$5,260,000	$ 5,077,133
2.250%, 2/15/2027	8,125,000	7,571,802
2.375%, 5/15/2029	9,075,000	8,268,885

United States Treasury Bond
4.750%, 2/15/2037	5,775,000	6,342,348
3.500%, 2/15/2039	1,750,000	1,653,887
3.000%, 5/15/2047	2,000,000	1,649,609
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

	Principal Amount	Value

TOTAL US GOVERNMENTS (Cost $33,953,938)		$30,563,664
CONVERTIBLE BONDS – 0.98%
Software – 0.98%
MicroStrategy, Inc. 0.000%, 2/15/2027(b)	$1,540,000	$ 560,252
TOTAL CONVERTIBLE BONDS (Cost $1,191,712)		$560,252
CORPORATE BONDS – 34.51%
Asset Management – 1.27%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), 6/1/2025(c)	$745,000	$ 728,610
Automotive – 1.39%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	350,000	316,405
2.700%, 8/10/2026	555,000	482,006
		798,411
Banking – 5.71%
Bank of America Corp. 4.450%, 3/3/2026	920,000	902,219
Citigroup, Inc. 4.400%, 6/10/2025	730,000	717,103
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	217,485
USB Capital IX 5.099% (3M LIBOR + 1.020%, minimum of 5.099%), Perpetual, 2/27/2023(c)	1,830,000	1,441,124
		3,277,931
Cable & Satellite – 0.50%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	289,365
Commercial Support Services – 2.65%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	715,000	686,134
6.250%, 1/15/2028(d)	915,000	832,797
		1,518,931
Containers & Packaging – 1.18%
Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025(d)	310,000	286,640
Sealed Air Corp. 4.000%, 12/1/2027(d)	430,000	390,129
		676,769
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

	Principal Amount	Value
Electric Utilities – 1.99%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d),(e)	$600,000	$ 494,099
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	183,338
FirstEnergy Corp. 7.375%, 11/15/2031(e)	410,000	461,763
		1,139,200
Food – 1.28%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(d)	210,000	203,695
4.250%, 4/15/2031(d)	625,000	531,597
		735,292
Health Care Facilities & Services – 1.70%
Tenet Healthcare Corp. 4.875%, 1/1/2026(d)	1,030,000	977,892
Home Construction – 2.98%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	984,154
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	728,723
		1,712,877
Household Products – 1.36%
Coty, Inc. 5.000%, 4/15/2026(d)	821,000	778,531
Institutional Financial Services – 0.83%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	585,000	476,601
Internet Media & Services – 2.45%
Expedia Group, Inc.
3.800%, 2/15/2028	130,000	119,559
3.250%, 2/15/2030	325,000	276,386
Netflix, Inc. 4.375%, 11/15/2026	1,050,000	1,010,625
		1,406,570
Leisure Facilities & Services – 1.89%
Carnival Corp. 9.875%, 8/1/2027(d)	335,000	316,575
Travel + Leisure Co. 6.625%, 7/31/2026(d)	785,000	767,936
		1,084,511
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

	Principal Amount	Value
Oil & Gas Producers – 3.09%
Continental Resources, Inc.
4.500%, 4/15/2023	$355,000	$ 354,141
4.375%, 1/15/2028	215,000	195,426
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	365,000	312,058
Range Resources Corp. 4.875%, 5/15/2025	960,000	911,906
		1,773,531
REIT – 1.03%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	645,000	593,142
Software – 1.99%
VMware, Inc.
4.500%, 5/15/2025	215,000	210,991
3.900%, 8/21/2027	995,000	930,015
		1,141,006
Telecommunications – 1.22%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	415,000	409,352
T-Mobile USA, Inc. 4.750%, 2/1/2028	300,000	291,649
		701,001
TOTAL CORPORATE BONDS (Cost $21,016,029)		$19,810,171
FOREIGN ISSUER BONDS – 2.03%
Chemicals – 0.71%
Methanex Corp.
5.125%, 10/15/2027	$250,000	$ 231,875
5.250%, 12/15/2029	200,000	177,439
		409,314
Telecommunications – 1.32%
SoftBank Group Corp. 4.750%, 9/19/2024	200,000	189,700
Telecom Italia Capital SA 6.375%, 11/15/2033	695,000	568,573
		758,273
TOTAL FOREIGN ISSUER BONDS (Cost $1,433,453)		$1,167,587
ASSET BACKED SECURITIES – 1.86%
Specialty Finance – 1.86%
SLM Private Credit Student Loan Trust Series 2007-A, 5.009%, (3M LIBOR + 0.240%), 12/16/2041(c)	$150,267	$ 145,699
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2022 (Unaudited) (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-B, 5.199%, (3M LIBOR + 0.430%), 9/15/2033(c)	$300,000	$ 289,263
SLM Private Credit Student Loan Trust Series 2005-A, 5.079%, (3M LIBOR + 0.310%), 12/15/2038(c)	249,173	237,365
SLM Private Credit Student Loan Trust Series 2006-A, 5.059%, (3M LIBOR + 0.290%), 6/15/2039(c)	419,885	395,120
TOTAL ASSET BACKED SECURITIES (Cost $1,043,139)		$1,067,447

	Shares	Value
SHORT-TERM INVESTMENTS – 3.39%
Money Market Funds – 3.39%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.75%(f)	1,949,289	$ 1,949,289
TOTAL SHORT-TERM INVESTMENTS (Cost $1,949,289)		$1,949,289
Total Investments (Cost $63,843,948) – 100.81%		$57,874,303
Liabilities in Excess of Other Assets – (0.81)%		(462,458)
Total Net Assets – 100.00%		$57,411,845

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Zero coupon bond.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,580,577 which represented 13.20% of the net assets of the Fund.
(e)	Non-income producing security.
(f)	The rate shown is the annualized seven day yield as of December 31, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), the Brandes U.S. Value Fund (the “U.S. Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, U.S. Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018, October 1, 2021 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund, U.S. Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The U.S. Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations greater than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2022, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $499,113,119, $20,288,299, $492,120,733 and $170,500,688 that represent 93.61%, 51.03%, 76.57%, and 64.15% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2022, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$44,920,137	$324,223	$45,244,360
Consumer Discretionary	—	54,329,985	—	54,329,985
Consumer Staples	—	86,476,844	—	86,476,844
Energy	—	30,436,130	—	30,436,130
Financials	—	103,658,771	—	103,658,771
Health Care	—	86,592,081	—	86,592,081
Industrials	10,164,386	13,535,427	—	23,699,813
Materials	8,714,600	25,971,943	—	34,686,543
Real Estate	10,335,797	—	—	10,335,797
Technology	—	24,312,764	—	24,312,764
Utilities	—	9,697,569	—	9,697,569
Total Common Stocks	29,214,783	479,931,651	324,223	509,470,657
Preferred Stocks
Energy	—	8,343,999	758,280	9,102,279
Health Care	—	10,837,469	—	10,837,469
Total Preferred Stocks	—	19,181,468	758,280	19,939,748
Short-Term Investments	1,779,187	—	—	1,779,187
Total Investments in Securities	$30,993,970	$499,113,119	$1,082,503	$531,189,592

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$1,062,574	$1,571,113	$—	$2,633,687
Consumer Discretionary	306,047	4,371,258	—	4,677,305
Consumer Staples	—	1,734,175	—	1,734,175
Energy	1,488,969	2,991,277	—	4,480,246
Financials	6,360,392	2,584,619	—	8,945,011
Health Care	5,670,548	2,133,898	—	7,804,446
Industrials	1,823,242	1,277,220	—	3,100,462
Materials	—	1,123,129	—	1,123,129
Real Estate	721,919	—	—	721,919
Technology	2,588,307	1,697,930	—	4,286,237
Utilities	—	703,617	—	703,617
Total Common Stocks	20,021,998	20,188,236	—	40,210,234
Preferred Stocks
Health Care	306,094	—	—	306,094
Technology	—	100,063	—	100,063
Total Preferred Stocks	306,094	100,063	—	406,157
Total Investments in Securities	$20,328,092	$20,288,299	$—	$40,616,391
Emerging Markets Fund
Common Stocks
Communication Services	$7,261,647	$51,439,821	$2,063,898	$60,765,366
Consumer Discretionary	158,211	123,584,486	1,012,097	124,754,794
Consumer Staples	12,247,604	31,212,021	—	43,459,625
Energy	—	—	1,307,867	1,307,867
Financials	7,656,023	120,111,520	19,800	127,787,343
Health Care	—	11,510,677	—	11,510,677
Industrials	44,675,780	6,674,397	—	51,350,177
Materials	14,411,232	17,012,236	—	31,423,468
Real Estate	31,657,346	—	—	31,657,346
Technology	—	128,544,819	—	128,544,819
Utilities	12,888,276	3,030,647	—	15,918,923
Total Common Stocks	130,956,119	493,120,624	4,403,662	628,480,405
Preferred Stocks
Energy	—	11,292,978	—	11,292,978
Total Investments in Securities	$130,956,119	$504,413,602	$4,403,662	$639,773,383

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$10,193,886	$10,977,833	$—	$21,171,719
Consumer Discretionary	7,606,532	13,650,914	—	21,257,446
Consumer Staples	6,578,855	30,709,621	—	37,288,476
Energy	4,019,421	—	—	4,019,421
Financials	8,971,917	31,590,588	—	40,562,505
Health Care	5,958,161	10,537,001	—	16,495,162
Industrials	8,180,804	49,687,966	—	57,868,770
Materials	1,337,569	15,296,184	—	16,633,753
Real Estate	18,808,287	—	—	18,808,287
Technology	—	8,357,949	—	8,357,949
Utilities	8,725,846	—	—	8,725,846
Total Common Stocks	80,381,278	170,808,056	—	251,189,334
Preferred Stocks
Health Care	5,718,579	5,466,016	—	11,184,595
Investment Companies
Financials	1,569,590	—	—	1,569,590
Short-Term Investments	4,571,790	—	—	4,571,790
Total Investments in Securities	$92,241,237	$176,274,072	$—	$268,515,309
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$131,650	$—	$—	$131,650
Consumer Staples	265,517	—	—	265,517
Energy	440,669	—	—	440,669
Financials	552,597	—	—	552,597
Health Care	662,645	—	14,500	677,145
Industrials	1,850,970	—	—	1,850,970
Materials	77,307	84,305	—	161,612
Real Estate	151,967	—	—	151,967
Technology	420,160	—	—	420,160
Total Common Stocks	4,553,482	84,305	14,500	4,652,287
Investment Companies
Financials	101,749	—	—	101,749
Short-Term Investments	623,399	—	—	623,399
Total Investments in Securities	$5,278,630	$84,305	$14,500	$5,377,435

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
U.S. Value Fund
Common Stocks
Communication Services	$403,656	$—	$—	$403,656
Consumer Discretionary	201,734	—	—	201,734
Consumer Staples	99,497	—	—	99,497
Energy	453,765	—	—	453,765
Financials	1,303,589	—	—	1,303,589
Health Care	1,113,268	—	—	1,113,268
Industrials	474,434	—	—	474,434
Materials	44,967	—	—	44,967
Technology	804,091	—	—	804,091
Total Common Stocks	4,899,001	—	—	4,899,001
Short-Term Investments	110,416	—	—	110,416
Total Investments in Securities	$5,009,417	$—	$—	$5,009,417
Core Plus Fund
Common Stocks
Consumer Discretionary	$483	$—	$—	$483
Asset Backed Securities	—	1,067,447	—	1,067,447
Corporate Bonds	—	19,810,171	—	19,810,171
Government Securities	—	30,563,664	—	30,563,664
Convertible Bonds
Technology	—	560,252	—	560,252
Foreign Issuer Bonds
Materials	—	409,314	—	409,314
Telecommunications	—	758,273	—	758,273
Total Foreign Issuer Bonds	—	1,167,587	—	1,167,587
Mortgage Backed Securities	—	2,755,410	—	2,755,410
Short-Term Investments	1,949,289	—	—	1,949,289
Total Investments in Securities	$1,949,772	$55,924,531	$—	$57,874,303
There were no Level 3 securities in the Global, International Small Cap, U.S. Value and Core Plus Funds at the beginning or during the period presented. Management has determined that the amounts of Level 3 securities in the Small Cap Value Fund compared to the total net assets are not material; therefore, the reconciliation of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the International Fund:

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Balance As Of September 30, 2022	Realized Gain (Loss)	Change In Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out Of Level 3	Balance As Of December 31, 2022
Preferred stocks
Russia	$777,985	$—	$(19,705)	$—	$—	$—	$—	$758,280
Common Stocks
Russia	317,960	—	6,263	—	—	—	—	324,223
Total	$1,095,945	$—	$(13,442)	$—	$—	$—	$—	$1,082,503
The International fund held two level 3 securities with a fair value of $1,082,503 at December 31, 2022 that were valued using prices provided by the Fund’s investment advisor.
	Fair Value at December 31, 2022	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Preferred stocks
Russia	$758,280	Market Approach	Market Discount Rate	90%
Common Stocks
Russia	324,223	Market Approach	Market Discount Rate	90%
The significant unobservable inputs that can be used in the fair value measurement are; Market Discount Rate. Significant decreases (increase) in Market Discount Rate would have resulted in a significantly higher (lower) fair value measurement.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Emerging Markets Fund:
	Balance As Of September 30, 2022	Realized Gain (Loss)	Change In Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out Of Level 3	Balance As Of December 31, 2022
Common Stocks
Russia	$4,843,557	$—	$(439,895)	$—	$—	$—	$—	$4,403,662
Total	$4,843,557	$—	$(439,895)	$—	$—	$—	$—	$4,403,662
The Emerging Market Value fund held five level 3 securities with a fair value of $4,403,662 at December 31, 2022 that were valued using prices provided by the Fund's investment advisor.
	Fair Value at December 31, 2022	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Common Stocks
Russia	$4,403,662	Market Approach	Market Discount Rate	90% - 99.9%
The significant unobservable inputs that can be used in the fair value measurement are; Market Discount Rate. Significant decreases (increase) in Market Discount Rate would have resulted in a significantly higher (lower) fair value measurement.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from September 30, 2022 through December 31, 2022:
International Small Cap Fund
Issuer Name	Value At September 30, 2022	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At December 31, 2022	Dividend Income
Desarrolladora Homex SAB de CV	$388,592	$—	$—	$—	$(1,321)	$387,271	$—
Urbi Desarrollos Urbanos SAB de CV	258,432	—	—	—	(9,146)	249,286	—
	$647,024	$—	$—	$—	$(10,467)	$636,557	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.